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The Manufacturers Life Insurance Company of New York
555 Theodore Fremd Avenue
Rye, New York  10580



May 6, 1998


VIA EDGAR
U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

         Re: The Manufacturers Life Insurance Company of New York Separate
             Account A
             File No. 33-46217
             -----------------

Dear Sirs:

         Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 1998 for The Manufacturers Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of The Manufacturers Life Insurance Company of New York, contains no changes from the form of prospectus and statement of additional information for the Registrant contained in post-effective amendment no. 8 under the Securities Act of 1933 (the "1933 Act") to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 29, 1998 via EDGAR.

         If you have any questions, please call the undersigned at (617)
854-4416.


Very truly yours,

/s/ SUZAN M. BARRON

Suzan M. Barron
Counsel